STOCK-BASED COMPENSATION (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended					9 Months Ended		12 Months Ended
	Aug. 26, 2016	Jul. 20, 2016	Oct. 01, 2016	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Oct. 01, 2016	Oct. 03, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013	Aug. 18, 2016	Jul. 02, 2016	Dec. 29, 2012
Total Restricted Shares
Balance, at beginning of fiscal year							4,104,722	4,538,684	4,104,722	4,104,722	4,038,792	8,484,364
Granted				295,878	197,256	76,436	209,584			779,154	505,460	2,490,308
Forfeited										(172,596)	(49,313)
Repurchased										(172,596)	(390,217)	(6,935,880)
Balance, at end of period				4,538,684						4,538,684	4,104,722	4,038,792
Vested Restricted Shares
Balance at beginning of fiscal year							1,857,157	2,913,207	1,857,157	1,857,157	1,186,968	7,093,639
Granted, vested										1,228,646	1,060,406	1,029,209
Repurchased, vested										(172,596)	(390,217)	(6,935,880)
Balance at end of period				2,913,207						2,913,207	1,857,157	1,186,968
Unvested shares at end of period				1,625,477						1,625,477	2,247,565	2,851,824
Shares available for grant				914,707						914,707	1,348,661	1,804,806
Weighted average grant date fair value, Total restricted shares
Balance at beginning of fiscal year (in dollars per share)							$ 1.51	$ 1.99	$ 1.51	$ 1.51	$ 1.83	$ 2.96
Granted (per share)				$ 5.58	$ 5.58	$ 1.52	1.52			4.09	1.01	1.01
Forfeited (per share)										1.01	1.01
Repurchased (per share)										1.01	4.30	2.92
Balance at end of period (in dollars per share)				1.99						1.99	1.51	1.83
Vested Restricted Shares (per share)
Balance, beginning of period (per share)							$ 1.85	$ 1.72	$ 1.85	1.85	2.81	2.66
Granted (per share)										1.43	1.68	4.54
Repurchased (per share)										1.01	4.30	2.92
Balance, end of period (per share)				1.72						1.72	1.85	2.81
Unvested shares at end of period (price per share)				$ 2.46						$ 2.46	$ 1.22	$ 1.42
Share-based compensation narrative disclosures
Redemption of stock								$ 1,940		$ 963		$ 1,707
Liability for repurchase of stock				$ 17,393						17,393	$ 2,934
Additional Paid-In Capital
Share-based compensation narrative disclosures
Reclassification of restricted stock awards from liability to equity										$ 2,096	$ 403	937
Restricted Shares
Total Restricted Shares
Granted								224,378
Forfeited								(98,543)
Vested Restricted Shares
Balance at beginning of fiscal year								2,913,207
Repurchased, vested								(259,249)
Balance at end of period			3,085,365	2,913,207				3,085,365		2,913,207
Weighted average grant date fair value, Total restricted shares
Granted (per share)								$ 10.66
Forfeited (per share)								1.01
Vested Restricted Shares (per share)
Balance, beginning of period (per share)								1.72
Repurchased (per share)								1.51
Balance, end of period (per share)			$ 2.27	$ 1.72				2.27		$ 1.72
Unvested shares at end of period (price per share)			$ 3.26	2.46				$ 3.26		$ 2.46
Share-based compensation narrative disclosures
Compensation expense		$ 6,477
Unrecognized compensation expense			$ 9,940					$ 9,940
Weighted average period for recognition of unrecognized compensation								9 months 4 days
Redemption of stock										$ 963		$ 1,707
Call right expiration, percentage of stock offered in public offering		25.00%
Share Price		$ 23.53		$ 10.24						$ 10.24	$ 1.52	$ 1.01		$ 17.65	$ 1.01
Restricted Shares | Selling, general and administrative expenses
Share-based compensation narrative disclosures
Compensation expense			12,736		$ 1,452			$ 24,589	$ 8,669
Restricted Shares | Minimum
Equity Incentive Plan
Vesting period								3 years		3 years
Restricted Shares | Maximum
Equity Incentive Plan
Vesting period								4 years		4 years
Nonqualified stock options
Equity Incentive Plan
Vesting period	35 months
Share-based compensation narrative disclosures
Compensation expense			187					$ 187
Unrecognized compensation expense			$ 2,857					$ 2,857
Weighted average period for recognition of unrecognized compensation								1 year 9 months 18 days
Redemption of stock											$ 449	$ 5,592
Share Price	$ 25.69
Equity Incentive Plan
Equity Incentive Plan
Authorized shares				11,095,425						11,095,425			16,562,730
Vested Restricted Shares
Shares available for grant			5,628,690					5,628,690
Share-based compensation narrative disclosures
Unrecognized compensation expense				$ 8,386						$ 8,386
Weighted average period for recognition of unrecognized compensation										4 years
Call right expiration, percentage of stock offered in public offering				25.00%						25.00%
Equity Incentive Plan | Selling, general and administrative expenses
Share-based compensation narrative disclosures
Compensation expense										$ 17,198	$ 2,744	$ 2,502